Investments Accounted for Using the Equity Method - Combined Financial Information of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 13,074,752	¥ 11,687,762
Non-current assets	20,434,533	19,088,105
Total assets	33,509,285	30,775,867	¥ 29,774,150
Current liabilities	10,204,480	8,615,157
Non-current liabilities	11,156,733	9,532,888
Total liabilities	21,361,213	18,148,045
Total equity	12,148,072	12,627,822	13,005,872	¥ 11,502,291
Sales revenue	21,796,610	21,688,767	20,428,802
Profit (loss) for the year	(353,023)	903,034	1,182,590
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	2,505,736	2,050,076
Non-current assets	2,780,209	2,813,586
Total assets	5,285,945	4,863,662
Current liabilities	1,756,448	1,575,802
Non-current liabilities	723,793	502,367
Total liabilities	2,480,241	2,078,169
Total equity	2,805,704	2,785,493
Sales revenue	4,544,131	4,623,427	4,614,619
Profit (loss) for the year	29,411	104,021	53,285
Affiliates [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	59,611	46,092
Non-current assets	21,027	18,217
Total assets	80,638	64,309
Current liabilities	23,612	19,386
Non-current liabilities	2,349	1,919
Total liabilities	25,961	21,305
Total equity	54,677	43,004
Sales revenue	191,970	153,727	178,964
Profit (loss) for the year	17,069	12,978	12,744
Affiliates [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	2,417,433	1,971,257
Non-current assets	2,733,794	2,770,810
Total assets	5,151,227	4,742,067
Current liabilities	1,726,322	1,549,786
Non-current liabilities	721,007	499,907
Total liabilities	2,447,329	2,049,693
Total equity	2,703,898	2,692,374
Sales revenue	4,334,184	4,451,855	4,425,320
Profit (loss) for the year	10,378	87,996	38,348
Affiliates [member] | Power products and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	28,692	32,727
Non-current assets	25,388	24,559
Total assets	54,080	57,286
Current liabilities	6,514	6,630
Non-current liabilities	437	541
Total liabilities	6,951	7,171
Total equity	47,129	50,115
Sales revenue	17,977	17,845	10,335
Profit (loss) for the year	1,964	3,047	2,193
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,357,010	1,308,190
Non-current assets	735,663	818,072
Total assets	2,092,673	2,126,262
Current liabilities	1,224,322	1,202,957
Non-current liabilities	144,412	153,497
Total liabilities	1,368,734	1,356,454
Total equity	723,939	769,808
Sales revenue	3,134,885	3,909,385	5,111,037
Profit (loss) for the year	(108,666)	(29,396)	168,972
Joint ventures [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	423,037	383,566
Non-current assets	182,897	185,883
Total assets	605,934	569,449
Current liabilities	371,144	326,185
Non-current liabilities	68,951	71,439
Total liabilities	440,095	397,624
Total equity	165,839	171,825
Sales revenue	1,226,487	1,181,238	1,103,578
Profit (loss) for the year	119,253	108,842	100,242
Joint ventures [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	930,195	919,732
Non-current assets	551,504	631,036
Total assets	1,481,699	1,550,768
Current liabilities	852,346	874,653
Non-current liabilities	71,904	78,792
Total liabilities	924,250	953,445
Total equity	557,449	597,323
Sales revenue	1,902,570	2,723,204	4,003,276
Profit (loss) for the year	(229,264)	(139,636)	67,056
Joint ventures [member] | Power products and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	3,778	4,892
Non-current assets	1,262	1,153
Total assets	5,040	6,045
Current liabilities	832	2,119
Non-current liabilities	3,557	3,266
Total liabilities	4,389	5,385
Total equity	651	660
Sales revenue	5,828	4,943	4,183
Profit (loss) for the year	¥ 1,345	¥ 1,398	¥ 1,674